TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE RECEIVABLES
Schedule of trade receivables

	As of December 31,
Current Trade receivables	2024	2023
Ordinary receivables	474,123	444,222
Related parties (Note 27.b)	2,343	1,840
Contractual asset IFRS 15	79	119
Allowance for doubtful accounts	(115,535)	(93,287)
	361,010	352,894
Non-current Trade receivables
Ordinary receivables	466	623
Contractual asset IFRS 15	61	47
	527	670
Total trade receivables, net	361,537	353,564

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2024	2023
At the beginning of the fiscal year	(93,287)	(127,274)
Acquisitions through business combinations	(161)	—
Increases	(103,936)	(118,595)
Uses	14,131	45,882
RECPAM and currency translation adjustments	67,718	106,700
At the end of the year	(115,535)	(93,287)